CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	$ 150,445	¥ 1,034,385	¥ 453,425
Time deposits	9,982	68,632	292,318
Restricted cash	12,977	89,222	55,214
Investment in equity security	3,786	26,032
Accounts receivable	17,392	119,580	54,210
Inventories	249,108	1,712,740	1,189,885
Advances to suppliers	62,427	429,219	53,016
Prepayments and other current assets	19,424	133,551	22,943
Amounts due from related parties	1,932	13,284	38
Total current assets	527,473	3,626,645	2,121,049
Non-current assets
Property and equipment, net	8,246	56,698	40,793
Intangible Assets, net	1,784	12,267
Restricted cash	407	2,800	123,800
Investment in equity investees	416	2,859
Deferred tax assets	7,449	51,214	43,981
Goodwill	2,969	20,413
Other non-current assets	2,768	19,030	8,085
Total non-current assets	24,039	165,281	216,659
Total assets	551,512	3,791,926	2,337,708
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB177,274 and RMB134,324 as of December 31, 2017 and 2018, respectively. Note 1)	19,537	134,324	177,274
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB262,576 and RMB384,280 as of December 31, 2017 and 2018, respectively. Note 1)	72,515	498,579	318,414
Amounts due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,451 and RMB1,751 as of December 31, 2017 and 2018, respectively. Note 1)	227	1,564	2,467
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB67,604 and RMB63,684 as of December 31, 2017 and 2018, respectively. Note 1)	9,738	66,954	68,848
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB313,574 and RMB278,160 as of December 31, 2017 and 2018, respectively. Note 1)	51,300	352,714	343,936
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB12,051 and RMB54,033 as of December 31, 2017 and 2018, respectively. Note 1)	9,086	62,478	12,051
Total current liabilities	162,403	1,116,613	922,990
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB124,324 and nil as of December 31, 2017 and 2018, respectively. Note 1)	167,488	1,151,560	124,324
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of nil and RMB12,216 as of December 31, 2017 and 2018, respectively. Note 1)	2,071	14,240
Total non-current liabilities	169,559	1,165,800	124,324
Total liabilities	331,962	2,282,413	1,047,314
Mezzanine Equity
Redeemable non-controlling interest	1,103	7,587	5,582
Total mezzanine equity	1,103	7,587	5,582
Shareholders' Equity
Treasury stock (359,595 and 517,454 Class A ordinary shares as of December 31, 2017 and 2018, respectively, at cost)	(10,329)	(71,018)	(42,606)
Additional paid-in capital	412,965	2,839,342	2,763,387
Accumulated losses	(186,278)	(1,280,753)	(1,432,586)
Accumulated other comprehensive loss	(927)	(6,373)	(5,304)
Total (deficit)/equity attributable to ordinary shareholders	215,456	1,481,365	1,283,058
Non-redeemable non-controlling interest	2,991	20,561	1,754
Total (deficit)/equity	218,447	1,501,926	1,284,812
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	551,512	3,791,926	2,337,708
Class A
Shareholders' Equity
Ordinary shares	19	126	126
Class B
Shareholders' Equity
Ordinary shares	$ 6	¥ 41	¥ 41